Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Service Type
The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2024	2023
Services transferred at a point in time:
Flights	$308,283	$303,299
Aircraft Management Services	1,942	—
Services transferred over time:
Memberships	4,005	5,458
MRO	7,166	4,606
Fractional ownership purchase price	5,877	1,999
	$327,274	$315,362

Rollforward of Deferred Revenue
The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2022	$60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	93,940
Revenue recognized	(249,770)
Revenue deferred	305,346
Balance as of December 31, 2024	$149,517